LOSS PER SHARE (Tables)	3 Months Ended
Jun. 30, 2024
Profit or loss [abstract]
Schedule of basic and diluted EPS calculations

	Three Months Ended June 30,
	2024	2023
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(1,656)	$(5,919)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	1,049	885
Basic and diluted loss per share	$(1.58)	$(6.69)

Schedule of anti-dilutive shares

	As of June 30,
	2024	2023
Warrants	481,580	-
Stock options	77,262	98,171
Restricted stock units	18,467	18,937